Warrant Liabilities, net - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 03, 2020	Nov. 04, 2019	Oct. 30, 2019	Apr. 30, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Oct. 20, 2021	Oct. 19, 2021
Convertible Related Party Liability [Line Items]
Total warrant liabilities, net							$ 16.0			$ 1.0
Convertible preferred stock, exercise of warrants, net (in shares)							107,312,099	92,590,259
Convertible preferred stock, exercise of warrants, net							$ 713.0	$ 911.0
Affiliated Entity
Convertible Related Party Liability [Line Items]
Warrants (in shares)								5,057,306
Stock issuance costs					$ 48.0	$ 15.0
Public And Private Warrants
Convertible Related Party Liability [Line Items]
Warrants, exercise price (in usd per share)											$ 11.50	$ 11.50
Private Warrants
Convertible Related Party Liability [Line Items]
Warrants (in shares)											7,773,333	7,773,333
Total warrant liabilities, net										$ 1.0
Public Warrants
Convertible Related Party Liability [Line Items]
Warrants (in shares)											16,100,000	16,100,000
2019 Warrant | Affiliated Entity
Convertible Related Party Liability [Line Items]
Agreement to purchase shares	$ 1,500.0		$ 1,500.0
Agreement to purchase shares, price (in usd per share)	$ 133.15		$ 14.05
Convertible preferred stock, exercise of warrants, net (in shares)				92,590,259
Stock issuance costs		$ 39.0
Adjustment to additional paid in capital, fair value adjustment of warrants									$ 220.0
Convertible preferred stock, exercise of warrants, net		$ 200.0		$ 911.0